UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      213,385
                                         --------------
                                         (In Thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BUCYRUS INTL INC NEW        COM              118759109   17,755   193,700 SH       SOLE                  193,700      -    -
CHEMTURA CORP               COM NEW          163893209   10,835   595,330 SH       SOLE                  595,330      -    -
EL PASO CORP                COM              28336L109   43,288 2,142,946 SH       SOLE                2,142,946      -    -
GENERAL MTRS CO             COM              37045V100    2,656    87,493 SH       SOLE                   87,493      -    -
GENERAL MTRS CO A WTS       *W EXP 07/10/201 37045V118    2,415    79,540 SH       SOLE                   79,540      -    -
GENERAL MTRS CO B WTS       *W EXP 07/10/201 37045V126    2,415    79,540 SH       SOLE                   79,540      -    -
GRIFOLS S A                 SPONSORED ADR    398438309    6,166   821,105 SH       SOLE                  821,105      -    -
LYONDELLBASELL INDUSTRIES N SHS - A -        N53745100   15,115   392,389 SH       SOLE                  392,389      -    -
MARATHON OIL CORP           COM              565849106    9,820   186,400 SH       SOLE                  186,400      -    -
MARSHALL & ILSLEY CORP NEW  COM              571837103   23,233 2,915,000 SH       SOLE                2,915,000      -    -
PRE PAID LEGAL SVCS INC     COM              740065107    8,356   125,678 SH       SOLE                  125,678      -    -
SANOFI                      RIGHT 12/31/2020 80105N113      835   346,435 SH       SOLE                  346,435      -    -
SEMGROUP CORP               CL A             81663A105    7,265   283,000 SH       SOLE                  283,000      -    -
SOUTHWEST AIRLS CO          COM              844741108   11,745 1,028,453 SH       SOLE                1,028,453      -    -
SRA INTL INC                CL A             78464R105    5,553   179,582 SH       SOLE                  179,582      -    -
TELEPHONE & DATA SYS INC    COM              879433100    1,188    38,214 SH       SOLE                   38,214      -    -
TPC GROUP INC               COM              89236Y104   21,343   544,186 SH       SOLE                  544,186      -    -
VISTEON CORP                COM NEW          92839U206   18,370   268,524 SH       SOLE                  268,524      -    -
WARNER MUSIC GROUP CORP     COM              934550104    5,032   612,121 SH       SOLE                  612,121      -    -


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